MUTUAL FUND SERIES TRUST

(the “Trust”)

North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

AlphaCentric Strategic Income Fund Class A: SIIAX Class C: SIICX Class I: SIIIX

(the “Fund”)

March 17, 2022

This information supplements certain information contained in the Fund’s Statement of Additional Information ( the “SAI”), dated June 7, 2021.

______________________________________________________________________________

The Board of Trustees has elected Michael Schoonover as President of the Trust and Alex Merino as Vice President of the Trust effective March 1, 2022. Accordingly, the table under the section of the Fund’s SAI entitled “Management - Trustees and Officers” is revised with the information below.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983 Alex Merino 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1985	President Vice President	Since 2022 Since 2022

Chief Operating Officer, Catalyst Capital Advisors LLC & Rational Advisors, Inc., June 2017 to present; Portfolio Manager, Catalyst Capital Advisors LLC 12/2013 to 5/2021; Portfolio Manager, Rational Advisors, Inc. 1/2016 to 5/2018; President, MFund Distributors LLC, 1/2020 to present; COO, Catalyst International Advisors LLC, 11/2019 to present; COO, Insights Media LLC, 11/2019 to present; COO, MFund Management LLC, 11/2019 to present; COO, AlphaCentric Advisors LLC, since 1/2021.

Investment Operations Manager, MFund Management LLC, 1/2022 to present; Investment Operations Analyst, MFund Management LLC, 9/2020 to 12/2021; Tax Senior Associate, PwC Asset & Wealth Management NY Metro, 7/2016-6/2019

* * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-ACFUNDS (1-844-223-8637), or by writing to the Fund at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

Please retain this Supplement for future reference.

1